Leases - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Lease expenses	$ 275,408	$ 336,858	$ 1,037,180	$ 782,490
Right-of-use assets	8,951,938		8,951,938		$ 1,737,409
Lease liability	17,873,833		17,873,833		$ 1,887,271	$ 1,075,773
Derecognised lease liabilities	356,433		356,433
Gain on disposal			30,488
Cost
Leases
Derecognised right-of-use assets	524,568		524,568
Amortization
Leases
Derecognised right-of-use assets	198,623		198,623
Lease agreement for a storage and distribution premise in California
Leases
Lease rent per month			$ 25,711
Renewal term (in months)			5 years
Right-of-use assets	1,299,744		$ 1,299,744
Renewal of an existing lease agreement for a kiosk location in Arizona
Leases
Lease rent per month			$ 12,500
Renewal term (in months)			33 months
Right-of-use assets	410,481		$ 410,481
Renewal an existing lease agreement for an office premise in Mesa Arizona
Leases
Lease rent per month			$ 15,813
Renewal term (in months)			13 months
Right-of-use assets	195,672		$ 195,672
Lease agreement for Mesa facility
Leases
Renewal term (in months)			129 months 15 days
Right-of-use assets	6,518,261		$ 6,518,261
Lease liability	$ 14,520,861		$ 14,520,861
Minimum
Leases
Lease term			1 year
Maximum
Leases
Lease term			5 years